Prepayments (Details) - Schedule of Prepayments - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Prepayments [Abstract]
Prepayment for live concert productions	$ 8,848,833	$ 10,286,550
Prepayment for transportation services	20,676	20,676
Prepayments and advances	8,869,509	10,307,226
Prepayment for transportation services	$ 1,723	$ 12,061